CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Cash flows used in operating activities
Net loss and comprehensive loss	$ (4,186,148)	$ (4,084,613)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	410,007	1,139,270
Depreciation and amortization	111,718	112,750
Inventory write-off	2,482	8,240
Bad debt	50,500	50,000
Amortization on right of use asset	35,879	33,342
Realized loss on disposal of marketable securities	0	18,198
Unrealized loss on marketable securities	166,255	19,893
Gain on asset disposal	(1,522,704)	0
Common shares issued for services	85,000	100,000
Warrants issued for services	785,895	168,833
Lease accretion	7,912	9,665
Change in working capital
Accounts receivable	189,580	(90,780)
Inventory	95,037	4,213
Prepaid expenses and deposits	(137,158)	(113,168)
Accounts payable and accrued liabilities	13,803	(49,491)
Due to related parties	(53,481)	10,608
Deferred revenue	(44,255)	44,255
Net cash used in operating activities	(3,989,678)	(2,618,785)
Cash flows from (used in) investing activities
Sale of marketable securities	0	6,802
Intellectual property	(79,493)	(33,645)
Asset disposition	273,373	0
Net cash from (used in) investing activities	193,880	(26,843)
Cash flows from financing activities
Long term loan	(22,744)	30,670
Lease payments	(43,950)	(44,496)
Proceeds from issuance of equity	9,471,497	2,668,056
Proceeds from warrant exercises	4,015,043	0
Net cash from financing activities	13,419,846	2,654,230
Increase in cash	9,624,048	8,602
Cash, beginning of year	1,293,749	1,285,147
Cash, end of year	10,917,797	1,293,749
Supplemental information of cash flows:
Income taxes paid in cash	(16,297)	(12,978)
Marketable securities received on amounts receivable	$ 893,493	$ 0